UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE SMALL CAP VALUE FUND

FORM N-Q

JUNE 30, 2010

LEGG MASON CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 2.1%
Cooper Tire & Rubber Co.	200,320	$3,906,240
Superior Industries International Inc.	110,845	1,489,757

Total Auto Components		5,395,997

Diversified Consumer Services - 1.3%
Sotheby’s Holdings Inc.	38,450	879,352
Steiner Leisure Ltd.	67,328	2,588,088	*

Total Diversified Consumer Services		3,467,440

Hotels, Restaurants & Leisure - 1.8%
Brinker International Inc.	35,860	518,536
California Pizza Kitchen Inc.	88,300	1,337,745	*
CKE Restaurants Inc.	135,270	1,694,933
Morgans Hotel Group Co.	44,040	271,286	*
Pebblebrook Hotel Trust	45,360	855,036	*

Total Hotels, Restaurants & Leisure		4,677,536

Leisure Equipment & Products - 1.1%
Callaway Golf Co.	464,730	2,806,969

Specialty Retail - 2.5%
Cato Corp., Class A Shares	144,924	3,191,226
Children’s Place Retail Stores Inc.	46,990	2,068,500	*
MarineMax Inc.	178,640	1,239,762	*

Total Specialty Retail		6,499,488

Textiles, Apparel & Luxury Goods - 3.4%
Fossil Inc.	95,920	3,328,424	*
Hanesbrands Inc.	134,200	3,228,852	*
Timberland Co., Class A Shares	141,217	2,280,654	*

Total Textiles, Apparel & Luxury Goods		8,837,930

TOTAL CONSUMER DISCRETIONARY		31,685,360

CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 1.2%
Casey’s General Stores Inc.	57,340	2,001,166
Weis Markets Inc.	39,690	1,306,198

Total Food & Staples Retailing		3,307,364

Food Products - 0.4%
Smithfield Foods Inc.	65,140	970,586	*

Household Products - 0.7%
Central Garden and Pet Co., Class A Shares	197,220	1,769,063	*

TOTAL CONSUMER STAPLES		6,047,013

ENERGY - 6.3%
Energy Equipment & Services - 2.7%
Gulf Island Fabrication Inc.	93,460	1,450,499
ION Geophysical Corp.	195,160	679,157	*
Matrix Service Co.	206,530	1,922,794	*
National-Oilwell Varco Inc.	32,520	1,075,437
Natural Gas Services Group	91,390	1,382,731	*
Superior Well Services Inc.	39,553	661,326	*

Total Energy Equipment & Services		7,171,944

Oil, Gas & Consumable Fuels - 3.6%
Bill Barrett Corp.	87,930	2,705,606	*
Carrizo Oil & Gas Inc.	78,970	1,226,404	*
Denbury Resources Inc.	110,942	1,624,191	*
Petroquest Energy Inc.	112,380	759,689	*
Rex Energy Corp.	131,730	1,330,473	*
SM Energy Co.	40,720	1,635,315

Total Oil, Gas & Consumable Fuels		9,281,678

TOTAL ENERGY		16,453,622

FINANCIALS - 31.8%
Capital Markets - 5.6%
Affiliated Managers Group Inc.	42,370	2,574,825	*

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (continued)	June 30, 2010

SECURITY	SHARES	VALUE
Capital Markets - continued
Artio Global Investors Inc.	253,350	$3,987,729
Cohen & Steers Inc.	18,460	382,860
Duff & Phelps Corp., Class A Shares	100,120	1,264,516
FBR Capital Markets Corp.	423,390	1,409,889	*
HFF Inc., Class A Shares	310,090	2,192,336	*
Raymond James Financial Inc.	87,100	2,150,499
Stifel Financial Corp.	14,880	645,643	*
Teton Advisors Inc., Class A Shares	711	6,577	*

Total Capital Markets		14,614,874

Commercial Banks - 10.6%
Bancorp Inc.	412,146	3,227,103	*
City National Corp.	27,480	1,407,800
Cullen/Frost Bankers Inc.	45,778	2,352,989
First Security Group Inc.	316,556	607,788
IBERIABANK Corp.	68,439	3,523,240
KeyCorp	374,070	2,876,598
Signature Bank	134,320	5,105,503	*
SVB Financial Group	55,600	2,292,388	*
Tompkins Trustco Inc.	23,872	901,168
Umpqua Holdings Corp.	178,635	2,050,730
Wintrust Financial Corp.	100,220	3,341,335

Total Commercial Banks		27,686,642

Diversified Financial Services - 0.5%
Thomas Weisel Partners Group Inc.	227,673	1,340,994	*

Insurance - 6.0%
Allied World Assurance Holdings Ltd.	105,170	4,772,615
Arch Capital Group Ltd.	29,100	2,167,950	*
CNA Surety Corp.	161,394	2,593,602	*
EMC Insurance Group Inc.	73,100	1,603,083
Fidelity National Financial Inc., Class A Shares	49,313	640,576
Meadowbrook Insurance Group Inc.	431,110	3,720,479

Total Insurance		15,498,305

Real Estate Investment Trusts (REITs) - 6.0%
BioMed Realty Trust Inc.	183,750	2,956,538
Cogdell Spencer Inc.	217,560	1,470,706
Corporate Office Properties Trust	37,670	1,422,419
Cousins Properties Inc.	187,013	1,260,468
EastGroup Properties Inc.	37,180	1,322,865
Hersha Hospitality Trust	283,420	1,281,058
LaSalle Hotel Properties	96,504	1,985,087
Mid-America Apartment Communities Inc.	45,540	2,343,944
Saul Centers Inc.	14,070	571,664
Senior Housing Properties Trust	27,930	561,672
Washington Real Estate Investment Trust	18,760	517,588

Total Real Estate Investment Trusts (REITs)		15,694,009

Real Estate Management & Development - 2.2%
CB Richard Ellis Group Inc., Class A Shares	132,260	1,800,059	*
Jones Lang LaSalle Inc.	58,490	3,839,283

Total Real Estate Management & Development		5,639,342

Thrifts & Mortgage Finance - 0.9%
People’s United Financial Inc.	82,866	1,118,691
Westfield Financial Inc.	131,000	1,091,230

Total Thrifts & Mortgage Finance		2,209,921

TOTAL FINANCIALS		82,684,087

HEALTH CARE - 5.1%
Biotechnology - 1.3%
iSharess Trust - iShares Nasdaq Biotechnology Index Fund	42,903	3,327,986	*

Health Care Equipment & Supplies - 0.9%
National Dentex Corp.	143,623	2,420,048	*

Health Care Providers & Services - 2.1%
Cross Country Healthcare Inc.	81,921	736,470	*
LifePoint Hospitals Inc.	66,810	2,097,834	*
RehabCare Group Inc.	122,930	2,677,415	*

Total Health Care Providers & Services		5,511,719

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (continued)	June 30, 2010

SECURITY	SHARES	VALUE
Health Care Technology - 0.6%
MedQuist Inc.	183,051	$1,447,933

Life Sciences Tools & Services - 0.2%
Enzo Biochem Inc.	91,040	370,533	*

TOTAL HEALTH CARE		13,078,219

INDUSTRIALS - 22.5%
Aerospace & Defense - 0.8%
Spirit AeroSystems Holdings Inc.	108,190	2,062,101	*

Building Products - 1.2%
Gibraltar Industries Inc.	200,862	2,028,706	*
Simpson Manufacturing Co. Inc.	46,830	1,149,677

Total Building Products		3,178,383

Commercial Services & Supplies - 1.2%
EnergySolutions Inc.	231,810	1,179,913
United Stationers Inc.	36,481	1,987,120	*

Total Commercial Services & Supplies		3,167,033

Construction & Engineering - 1.9%
EMCOR Group Inc.	93,792	2,173,161	*
Granite Construction Inc.	17,690	417,130
Tutor Perini Corp.	135,740	2,236,995	*

Total Construction & Engineering		4,827,286

Electrical Equipment - 1.8%
GrafTech International Ltd.	82,430	1,205,127	*
Regal-Beloit Corp.	61,170	3,412,062

Total Electrical Equipment		4,617,189

Machinery - 9.1%
AGCO Corp.	79,610	2,147,082	*
Albany International Corp., Class A Shares	115,526	1,870,366
Altra Holdings Inc.	282,540	3,678,671	*
Kaydon Corp.	59,899	1,968,281
Mueller Industries Inc.	60,820	1,496,172
Mueller Water Products Inc., Class A Shares	546,690	2,028,220
RBC Bearings Inc.	102,560	2,973,214	*
Snap-on Inc.	65,853	2,694,046
WABCO Holdings Inc.	63,740	2,006,535	*
Wabtec Corp.	68,248	2,722,413

Total Machinery		23,585,000

Marine - 1.4%
Diana Shipping Inc.	100,590	1,132,643	*
Kirby Corp.	68,850	2,633,513	*

Total Marine		3,766,156

Professional Services - 1.5%
CDI Corp.	5,280	81,998
Hudson Highland Group Inc.	144,220	634,568	*
Korn/Ferry International	37,920	527,088	*
Towers Watson & Co., Class A Shares	31,275	1,215,034
TrueBlue Inc.	137,676	1,540,595	*

Total Professional Services		3,999,283

Road & Rail - 3.1%
Genesee & Wyoming Inc., Class A Shares	81,970	3,058,301	*
J.B. Hunt Transport Services Inc.	60,070	1,962,487
Landstar System Inc.	36,810	1,435,222
Old Dominion Freight Line Inc.	45,790	1,609,060	*

Total Road & Rail		8,065,070

Transportation - 0.5%
Con-way Inc.	43,900	1,317,878

TOTAL INDUSTRIALS		58,585,379

INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 2.4%
Bel Fuse Inc., Class B Shares	34,911	576,381

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (continued)	June 30, 2010

SECURITY	SHARES	VALUE
Black Box Corp.	58,042	$1,618,791
Digi International Inc.	137,260	1,135,140	*
Plantronics Inc.	101,690	2,908,334

Total Communications Equipment		6,238,646

Computers & Peripherals - 0.3%
Rimage Corp.	48,017	760,109	*

Electronic Equipment, Instruments & Components - 1.0%
AVX Corp.	103,010	1,320,588
Park Electrochemical Corp.	51,680	1,261,509

Total Electronic Equipment, Instruments & Components		2,582,097

Semiconductors & Semiconductor Equipment - 2.0%
Exar Corp.	238,440	1,652,389	*
ON Semiconductor Corp.	157,030	1,001,851	*
Varian Semiconductor Equipment Associates Inc.	49,190	1,409,786	*
Verigy Ltd.	132,250	1,149,253	*

Total Semiconductors & Semiconductor Equipment		5,213,279

Software - 4.3%
Citrix Systems Inc.	93,530	3,949,772	*
EPIQ Systems Inc.	68,083	880,313
Lawson Software Inc.	595,060	4,343,938	*
McAfee Inc.	70,492	2,165,514	*

Total Software		11,339,537

TOTAL INFORMATION TECHNOLOGY		26,133,668

MATERIALS - 6.5%
Chemicals - 1.8%
Ferro Corp.	314,550	2,318,234	*
Koppers Holdings Inc.	66,520	1,495,370
PolyOne Corp.	91,420	769,756	*

Total Chemicals		4,583,360

Containers & Packaging - 0.6%
AptarGroup Inc.	40,632	1,536,702

Metals & Mining - 3.4%
Carpenter Technology Corp.	73,790	2,422,526
Cliffs Natural Resources Inc.	18,250	860,670
Haynes International Inc.	100,790	3,107,356
Horsehead Holding Corp.	103,900	785,484	*
Olympic Steel Inc.	24,490	562,535
RTI International Metals Inc.	52,060	1,255,166	*

Total Metals & Mining		8,993,737

Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	286,340	1,915,615	*

TOTAL MATERIALS		17,029,414

UTILITIES - 3.1%
Electric Utilities - 1.2%
MGE Energy Inc.	23,187	835,660
NV Energy Inc.	198,330	2,342,277

Total Electric Utilities		3,177,937

Gas Utilities - 1.3%
Laclede Group Inc.	21,590	715,277
New Jersey Resources Corp.	30,504	1,073,741
Northwest Natural Gas Co.	38,134	1,661,498

Total Gas Utilities		3,450,516

Multi-Utilities - 0.6%
CMS Energy Corp.	96,610	1,415,336

TOTAL UTILITIES		8,043,789

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $238,327,512)		$259,740,551

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (continued)	June 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENT - 0.5%
Repurchase Agreement - 0.5%
Interest in $400,005,000 joint tri-party repurchase agreement dated 6/30/10 with RBS Securities Inc.; Proceeds at maturity - $1,424,001; (Fully collateralized by various U.S. government agency obligations, 0.000% due 9/22/10 to 5/27/11; Market value - $1,452,492) (Cost - $1,424,000)	0.030%	7/1/10	$1,424,000	$1,424,000

TOTAL INVESTMENTS - 100.3% (Cost - $239,751,512#)				261,164,551
Liabilities in Excess of Other Assets - (0.3)%				(778,427)

TOTAL NET ASSETS - 100.0%				$260,386,124

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$259,740,551	—	—	$259,740,551

Short-term investment†	—	$1,424,000	—	1,424,000

Total investments	$259,740,551	$1,424,000	—	$261,164,551

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take

Notes to Schedule of Investments (unaudited) (continued)

possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$46,692,249
Gross unrealized depreciation	(25,279,210)

Net unrealized appreciation	$21,413,039

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 26, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: August 26, 2010